SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

12. SHARE BASED COMPENSATION

2007 Share Incentive Plan

On September 27, 2007, the Company adopted the Emeren Group Ltd 2007 Share Incentive Plan (the “Plan”) that provides for grant of share options, restricted shares and restricted share units to employees in the Plan. A maximum of 7,500,000 authorized but unissued shares of the Company have been reserved and allocated to the Plan, whose shares were subsequently registered and are issuable upon exercise of outstanding options granted under the Plan. The Plan shall be administered by the Compensation Committee of the Board of Directors (the “Committee”). On July 27, 2010, the Company has amended the Plan so as to increase the maximum number of authorized but unissued shares of the Company to 12,500,000 in accordance with the rules of the 2007 Share Incentive Plan. On December 21, 2020, the Company has amended the Plan to increase the number of authorized but unissued shares of the Company to 22,500,000 in accordance with the rules of the 2007 Share Incentive Plan. On December 29, 2021, the Company has amended the Plan to increase the maximum number of authorized but unissued shares of the Company to 42,500,000 in accordance with the rules of the 2007 Share Incentive Plan.

Except as otherwise noted in the award agreements with the employee or consultant, the options can be exercised within six years from the award date, except for participant’s termination of employment or service. The vesting schedule and the exercise price per share will be determined by the Committee and set forth in the individual award agreement. In the event of any distribution, share split, or recapitalization of the Company, the Committee shall make such proportionate and equitable adjustments, if any, to reflect such change with respect to (a) the aggregate number and type of shares that may be issued under the Plan and (b) the terms and conditions of any outstanding awards. Except as may otherwise be provided in any award agreement, if a change of control occurs and a participant’s awards are not converted, assumed, or replaced by a successor, such awards shall become fully exercisable and all forfeiture restrictions on such awards shall lapse.

Options to Employees

From January to December 2018, the Company granted 830,000 share options to certain employees with exercise prices of $0.26 and $0.27. From January to December 2019, the Company granted 5,300,000 share options to certain employees with exercise prices of $0.11 and $0.15. From January to December 2020, the Company granted 700,000 share options to certain employees with an exercise price of $0.30 on the grant date. From January to December 2021, the Company granted 8,740,000 share options to certain employees with an exercise price of 0.30, $0.16, $1.00 and $0.73 on the grant date with expected vesting periods within three years. From January to December 2022, the Company granted 6,500,000 share options to certain employees with an exercise price of $0.41, $0.30, $0.46 on the grant date with expected vesting periods within three years.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below.

	Average risk-	Weighted average
	free	expected option		Dividend
	rate of return	life	Volatility rate	yield
Granted in 2020	0.09-0.1%	1 year	104.01-119.20%	0%
Granted in 2021	0.33-0.97%	3 years	131.84-132.91%	0%
Granted in 2022	2.87-3.98%	3 years	129.34-132.67%	0%

Expected volatilities based on the average of the standard deviation of the daily stock prices of the Company and other selected comparable companies in the same industry. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

A summary of the option activity is as follows:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Prices	Contractual Life	Value
Outstanding on December 31, 2019	8,575,000	0.21	0.14	—
Granted	700,000	0.30	0.97	—
Exercised	(1,945,980)	0.25	—	—
Forfeited	(25,000)	0.47	—	—
Outstanding on December 31, 2020	7,304,020	0.21	1.49	—
Granted	8,740,000	0.64	1.88	—
Exercised	(120,680)	0.26	—	—
Forfeited	(280,000)	1.00	—	—
Outstanding on December 31, 2021	15,643,340	0.43	1.32	—
Granted	6,500,000	0.40	2.26	—
Exercised	(1,400,000)	0.27	—	—
Forfeited	(5,350,020)	0.58	—	—
Outstanding on December 31, 2022	15,393,320	0.38	1.27	$2,167,129
Vested or expected to vest at December 31, 2022	15,393,320	0.38	1.27	$2,167,129
Exercisable at December 31, 2022	8,119,970	0.29	0.65	$1,827,059

The weighted average grant date fair value of options granted during the years ended December 31, 2020, 2021 and 2022 was $0.70, $0.58 and $0.48 respectively.

Total proceeds from options exercised were $31,226 and $393,026 for the years ended December 31, 2021 and 2022, respectively.

Compensation costs of $369,187, $2,627,031 and $1,739,337 have been charged against income during the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2022, there was $2,364,821 in total unrecognized compensation expense related to unvested options granted under the Plan, which is expected to be recognized over a weighted-average period of 1.74 years.

During the year ended of December 31, 2022, the Company issued 1,400,000 ordinary shares for the share options exercised by employees and also released 2,405,140 performance share units for prior year performance based compensations.